Consolidated Statements of Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Comprehensive Income Abstract
NET INCOME FOR THE YEAR	$ 807,482	$ 852,428	$ 552,730
Other comprehensive income that will not be reclassified to profit or loss
Equity instruments at fair value through other comprehensive income	(3)	(243)	(18)
Income tax related to the above	1	66	5
Total items that will not be reclassified to the income statements	(2)	(177)	(13)
Other comprehensive income that will be reclassified to profit or loss
Debt instruments at fair value through other comprehensive income	2,834	(214,835)	73,689
Cash flow hedge	254,743	(236,816)	(96,330)
Income tax related to the above	(71,895)	122,987	6,296
Total items that will be reclassified to the income statements	186,682	(328,664)	(16,345)
Other comprehensive income for the year, net of tax	186,680	(328,841)	(16,358)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	994,162	523,587	536,372
Attributable to:
Shareholders of the Bank	978,979	513,910	531,177
Non-controlling interests	$ 15,183	$ 9,677	$ 5,195